Securities at Amortized Cost	12 Months Ended
Dec. 31, 2020
Disclosure of securities at amortised cost [Abstract]
Securities at Amortized Cost

9. SECURITIES AT AMORTIZED COST

(1) Details of securities at amortized cost as of December 31, 2019 and 2020 are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Korean treasury and government agencies	8,044,040	6,947,495
Financial institutions	6,694,614	4,843,534
Corporates	5,068,489	4,726,075
Bond denominated in foreign currencies	518,907	508,301
Allowance for credit losses	(5,511)	(4,566)

Total	20,320,539	17,020,839

(2) Changes in the allowance for credit losses and gross carrying amount of securities at amortized cost are as follows (Unit: Korean Won in millions):

1) Allowance for credit losses

	For the year ended December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(5,078)	—	—	(5,078)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of allowance for credit losses	(1,922)	—	—	(1,922)
Disposal	22	—	—	22
Others(*)	54	—	—	54

Ending balance	(6,924)	—	—	(6,924)

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(6,924)	—	—	(6,924)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net reversal of allowance for credit losses	1,415	—	—	1,415
Others(*)	(2)	—	—	(2)

Ending balance	(5,511)	—	—	(5,511)

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2020
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(5,511)	—	—	(5,511)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net reversal of allowance for credit losses	934	—	—	934
Others(*)	11	—	—	11

Ending balance	(4,566)	—	—	(4,566)

(*)	Changes due to foreign currencies translation, etc.

2) Gross carrying amount

	For the year ended December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	16,749,296	—	—	16,749,296
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	15,622,847	—	—	15,622,847
Disposal / Recovery	(9,426,757)	—	—	(9,426,757)
Amortization based on effective interest method	(7,970)	—	—	(7,970)
Others(*)	2,068	—	—	2,068

Ending balance	22,939,484	—	—	22,939,484

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	22,939,484	—	—	22,939,484
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	6,092,078	—	—	6,092,078
Disposal / Recovery	(8,709,947)	—	—	(8,709,947)
Amortization based on effective interest method	(3,286)	—	—	(3,286)
Others(*)	7,721	—	—	7,721

Ending balance	20,326,050	—	—	20,326,050

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2020
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	20,326,050	—	—	20,326,050
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	2,380,448	—	—	2,380,448
Disposal / Recovery	(5,659,365)	—	—	(5,659,365)
Amortization based on effective interest method	(396)	—	—	(396)
Others(*)	(21,332)	—	—	(21,332)

Ending balance	17,025,405	—	—	17,025,405

(*)	Changes due to foreign currencies translation, etc.